PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.3%
Common Stocks
Automobiles — 5.9%
Tesla, Inc.*	17,037	$13,211,853
Biotechnology — 1.6%
Vertex Pharmaceuticals, Inc.*	7,445	1,350,449
Zai Lab Ltd. (China), ADR*(a)	21,842	2,301,928
		3,652,377
Capital Markets — 2.0%
S&P Global, Inc.(a)	10,359	4,401,436
Entertainment — 0.8%
Spotify Technology SA*	7,743	1,744,808
Food & Staples Retailing — 4.0%
Costco Wholesale Corp.	19,997	8,985,652
Health Care Equipment & Supplies — 0.6%
Danaher Corp.	4,636	1,411,384
Health Care Technology — 1.2%
Teladoc Health, Inc.*(a)	21,009	2,664,151
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. (Class A Stock)*	30,602	5,133,486
Interactive Media & Services — 16.0%
Alphabet, Inc. (Class A Stock)*	2,755	7,365,548
Alphabet, Inc. (Class C Stock)*	4,775	12,726,855
Facebook, Inc. (Class A Stock)*	26,203	8,893,036
Match Group, Inc.*(a)	19,628	3,081,400
Snap, Inc. (Class A Stock)*	54,404	4,018,823
ZoomInfo Technologies, Inc. (Class A Stock)*	93	5,691
		36,091,353
Internet & Direct Marketing Retail — 8.2%
Amazon.com, Inc.*	4,551	14,950,217
Chewy, Inc. (Class A Stock)*(a)	52,690	3,588,716
		18,538,933
IT Services — 17.1%
Mastercard, Inc. (Class A Stock)	29,533	10,268,034
Shopify, Inc. (Canada) (Class A Stock)*	6,895	9,348,103
Square, Inc. (Class A Stock)*	22,950	5,504,328
Twilio, Inc. (Class A Stock)*	10,637	3,393,735
Visa, Inc. (Class A Stock)(a)	45,035	10,031,546
		38,545,746
Pharmaceuticals — 3.1%
Eli Lilly & Co.	30,087	6,951,601
Road & Rail — 2.3%
Uber Technologies, Inc.*	116,744	5,230,131
Software — 16.6%
Adobe, Inc.*	20,375	11,730,295
Microsoft Corp.	43,584	12,287,201
salesforce.com, Inc.*	49,299	13,370,875
		37,388,371
	Shares	Value
Common Stocks (continued)
Specialty Retail — 4.1%
Carvana Co.*(a)	12,508	$3,771,661
Home Depot, Inc. (The)	11,642	3,821,603
TJX Cos., Inc. (The)	23,292	1,536,806
		9,130,070
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	71,181	10,072,111
Textiles, Apparel & Luxury Goods — 8.0%
Kering SA (France), ADR(a)	45,714	3,261,694
Lululemon Athletica, Inc.*	12,417	5,025,160
NIKE, Inc. (Class B Stock)	67,581	9,814,788
		18,101,642

Total Long-Term Investments (cost $70,205,085)		221,255,105
Short-Term Investments — 12.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,982,295	3,982,295
PGIM Institutional Money Market Fund (cost $23,372,061; includes $23,370,753 of cash collateral for securities on loan)(b)(wa)	23,395,025	23,380,988

Total Short-Term Investments (cost $27,354,356)		27,363,283

TOTAL INVESTMENTS—110.4% (cost $97,559,441)		248,618,388

Liabilities in excess of other assets — (10.4)%		(23,452,958)

Net Assets — 100.0%		$225,165,430

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,726,953; cash collateral of $23,370,753 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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